Plant and equipment (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 9,990,542
Ending balance	9,659,337	$ 9,990,542
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,663,399	5,950,228
Additions	152,466	3,653,852
Adoption of IFRS 16		2,061,469
Disposals	(49,994)	(2,150)
Lease termination and derecognition	(463,879)
Ending balance	11,301,992	11,663,399
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,672,857	626,462
Additions	269,330	1,047,649
Disposals	(39,089)	(1,254)
Lease termination and derecognition	(260,443)
Ending balance	1,642,655	1,672,857
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	259,405
Ending balance	267,648	259,405
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	568,178	494,487
Additions	31,574	73,691
Ending balance	599,752	568,178
Furniture and equipment | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	308,773	230,798
Additions	23,331	77,975
Ending balance	332,104	308,773
Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	141,081
Ending balance	143,235	141,081
Computer hardware and software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	271,116	133,403
Additions	22,017	139,863
Disposals		(2,150)
Ending balance	293,133	271,116
Computer hardware and software | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	130,035	65,689
Additions	19,863	65,600
Disposals		(1,254)
Ending balance	149,898	130,035
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,472
Ending balance	35,873	55,472
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	388,049	388,049
Disposals	(13,884)
Ending balance	374,165	388,049
Vehicles | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	332,577	215,251
Additions	15,374	117,326
Disposals	(9,659)
Ending balance	338,292	332,577
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	276,993
Ending balance	262,674	276,993
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	513,668	384,341
Additions	40,273	129,327
Disposals	(36,110)
Ending balance	517,831	513,668
Leasehold improvements | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	236,675	114,724
Additions	47,912	121,951
Disposals	(29,430)
Ending balance	255,157	236,675
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,396,672
Ending balance	1,030,386	1,396,672
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,061,469
Adoption of IFRS 16		2,061,469
Lease termination and derecognition	(463,879)
Ending balance	1,597,590	2,061,469
Right-of-use assets | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	664,797
Additions	162,850	664,797
Disposals	(260,443)
Lease termination and derecognition	(260,443)
Ending balance	567,204	664,797
Production tooling and molds
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,860,919
Ending balance	7,919,521	7,860,919
Production tooling and molds | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,860,919	4,549,948
Additions	58,602	3,310,971
Ending balance	$ 7,919,521	$ 7,860,919